Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Net Income (Loss)	$ (4,598)	$ (2,201)	$ (1,540)